Business Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Business Combinations [Abstract]
Business Acquisitions

Note 13 – Business Acquisitions

Aphrodite’s Marketing, Inc.

On February 10, 2021, the Company entered into an Acquisition Agreement with Digital Age Business, Inc., a Florida corporation, pursuant to which the shareholders of Digital Age Business agreed to sell all of the assets and liabilities of its Aphrodite’s business to a subsidiary of the Company known as Aphrodite’s Marketing, Inc. (“Acquisition Sub”), a Wyoming corporation in exchange for 3,000 Series B Preferred Stock of the Company, which collectively, shall be convertible at Shareholders’ option, at any time, in whole or in part, into that number of shares of common stock of the Company which shall equal thirty percent (30%) of the total issued and outstanding common stock of the Company (as determined at the earlier of (i) the date of conversion of the Series B Preferred Stock; and (ii) eighteen (18) months following the Closing). In addition, the Company will provide an additional $5,000,000 in financing for Aphrodite’s Marketing.

As additional consideration for the purchase of the acquired assets, the Company has also agreed to transfer to the selling shareholders 49,000 of the 100,000 authorized shares of the Acquisition Sub, such that upon the closing date, 51% of the Acquisition Sub shall be owned by the Company, and 49% of the Acquisition Sub shall be owned by the selling shareholders.

Under the terms of the Acquisition Agreement, the Acquisition Sub is expected to meet the adjusted financial projections as set forth in the Acquisition Agreement, in order to earn additional 1,900 Series B Preferred shares, which if earned, shall entitle the selling shareholders to earn up to an additional 19% (the “Additional Shares”) of Series B Preferred Stock, which, including the 30% of Series B Preferred Stock issued at closing, shall together convert up to a maximum of 49% of the Company’s then-issued and outstanding shares of common stock, with the Additional Shares being subject to a two-year vesting period from the date of issuance, based upon additional revenues of Acquisition Sub, as set forth in the Acquisition Agreement.

In addition, the Acquisition Agreement requires that upon closing, Jonathan Foltz, the President and CEO of Digital Age Business, and certain other key employees of Acquisition Sub received employment agreements from Acquisition Sub with respect to their continued employment (the “Employment Agreements”) (which will allow such key employees to participate in any employee stock ownership plan (“ESOP”) as offered to the other Company’s subsidiary employees from time to time) to make certain that current personnel operating the business of Aphrodites.com shall remain in place for all departments of the business of Aphrodite’s Marketing post-closing of the acquisition.

As further consideration for the acquisition, under the Acquisition Agreement, the Company agreed to provide Acquisition Sub with certain financing, as follows (a) upon the signing of the Letter of Intent that preceded this Acquisition Agreement, the Company provided loans to Jonathan Foltz for the benefit of Aphrodites.com in the amounts of $50,000 on January 22, 2021, $35,000 on January 27, 2021, and $50,000 on February 5, 2021, which were used to pay some of the most pressing of Aphrodite’s Liabilities as evidenced by the three promissory notes set forth (b) and upon the signing of this Acquisition Agreement, the Company or its investors will provide equity financing of $615,000 for the benefit of Acquisition Sub, (for which the Company shall enter into a certain Securities Purchase Agreement, Convertible Promissory Note, Warrant, Guaranty, Security Agreement and Registration Rights Agreement (together, the “BRGO Transaction Documents”), (the “Initial Financing”) which will be used to pay for (i) partial extinguishing the Assumed Liabilities set forth in the Acquisition Agreement and (ii) expenses in connection with the acquisition and the audit of Acquisition Sub;  (c) and following the closing of the acquisition, the Company will facilitate a second equity financing for the benefit of the Acquisition Sub in the amount of an additional $750,000, which shall take place following the effective date of the Company’s new S-1 Registration Statement (the “Second Financing”), and such funds shall be utilized, in part, to pay for (i) extinguishing the Assumed Liabilities, and (ii) the expenses incurred in connection with the acquisition and the audit of Acquisition Sub and (d) following the closing, the Company will raise an additional $3,500,000, the proceeds of which will be used for the Acquisition Sub, by the sale of shares of common stock of the Company, pursuant to an S-1 Registration Statement (the “Additional Financing”).

It is anticipated that the Additional Financing will be consummated in tranches over the twelve (12) months following the closing; provided that the first tranche of the Additional Financing will be at least $750,000, and will be provided to the Acquisition Sub within 60 days after the Company’s new S-1 Registration Statement is declared effective by the SEC. As noted on Schedule D and Schedule E to the Acquisition Agreement, the foregoing financing, (including the loans shown on Schedule H, the Initial Financing, the Second Financing and the Additional Financing) totals $5,000,000, and any financing provided to Acquisition Sub, which exceeds the $5,000,000 total detailed in Section 2.2.1, shall be added to the Gross Revenue benchmarks set forth on Schedule D and Schedule E to the Acquisition Agreement.

Section 2.2.2 of the Acquisition Agreement further provides that, at the closing of the Acquisition, Southridge Capital (or its affiliates as directed by Southridge Capital) shall receive shares of the Company’s Series C Preferred Stock. Each share of Series C Preferred Stock shall be convertible into 1% of the total issued and outstanding shares of the Company’s Common Stock as determined at the earlier of: (i) the date of conversion of the Series C Preferred Stock; and (ii) eighteen (18) months following the Closing.

On February 11, 2021, the Company, Digital Age Business, Acquisition Sub, and the selling shareholders entered into the First Amendment to the February 10, 2021 Acquisition Agreement (the “Amendment”) for the purpose of allocating the Series B Preferred Stock to the selling shareholders without fractional shares, which resulted in changing the Certificate of Designation for the Series B Preferred Stock to reflect a total of 4,900 authorized shares of Series B Preferred Stock, and for the purpose of reflecting a total of 3,000 shares of Series B Preferred Stock to be issued to the selling shareholders upon closing, (and the opportunity for the selling shareholders to earn up to an additional 1,900 shares of Series B Preferred Stock upon reaching certain gross revenue benchmarks).

The Company accounted for the acquisition utilizing the purchase method of accounting in accordance with ASC 805 “Business Combinations”. Accordingly, the Company applied push–down accounting and adjusted to fair value all of the assets acquired directly on the financial statements of the majority owned subsidiary, Aphrodite’s Marketing.

The Company accounted for the value under ASC 805-50-30-2 “Business Combinations” whereby if the consideration is not in the form of cash, the measurement is based on either the cost which shall be measured based on the fair value of the consideration given or the fair value of the assets (or net assets) acquired, whichever is more clearly evident and thus more reliably measurable. The consideration of 3,000 Series B Convertible Preferred Stock was convertible at 51,084,935 shares of common stock at the time of closing. Additionally, since the Series B Convertible Preferred Stock could increase in value over the 18-month exercise period and such terms does not contain an explicit limit in the number of common stock to be delivered upon conversion, the Company accounted for the embedded conversion option in the 3,000 Series B Convertible Preferred Stock issued under the Acquisition Agreement as derivative liabilities. The Company determined that there is a 20% probability of achieving the post-acquisition milestones to earn the Additional Shares.

The Company deemed that the fair value of the consideration given was $0.013 per share based on the quoted trading price on the date of the closing amounting to $664,105 which is more clearly evident and more reliable measurement basis. During year 2021, the Company recorded $821,739 of fair value from the embedded conversion options in the 3,000 Series B Convertible Preferred Stock and 20% probability of achieving the Additional Shares as derivative liability.

The estimated fair values of assets acquired and liabilities assumed are provisional and are based on the information that was available as of the acquisition date to estimate the fair value of assets acquired and liabilities assumed. The Company believes that information provides a reasonable basis for estimating the fair values of assets acquired and liabilities assumed.

The consideration paid by the Company as follows:

Equity instrument (3,000 Series B Convertible Preferred Stock)	$664,105
Embedded conversion options in the 3,000 Series B Convertible Preferred Stock and 20% probability of achieving the Additional Shares	821,739
Fair value of total consideration transferred	$1,485,844

The net purchase price paid by the Company was allocated to assets acquired and liabilities assumed on the records of the Company as follows:

Current assets (including cash of $60,287)	$1,597,389
Liabilities assumed (including loans payable of $2,304,438 and note payable- long term of $150,000)	(3,737,682)
Total identifiable net liabilities	(2,140,293)
Non-controlling interest in Aphrodite’s Marketing	-
Intangible assets (relating to form of employment contracts and Aphrodite name with estimated three-year life) (1)	725,867
Goodwill	2,900,270
Total	$1,485,844

Acquisition related cost (legal and audit fees included in professional and consulting expenses during year 2021)	$54,360

(1)	For the six months ended June 30, 2022 and 2021, amortization of intangible assets amounted to $120,978 and $93,614, respectively. For the three months ended June 30, 2022 and 2021, amortization of intangible assets amounted to $60,489 for both periods.

GearBubble Tech, Inc.

Pursuant to the terms of the May 6, 2021 Binding Letter of Intent, on July 1, 2021 (“Closing”), the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with GearBubble, Inc., a Nevada corporation, (“GearBubble”), pursuant to which the shareholders of GearBubble (the “Equity Recipients”) agreed to sell 100% of the issued and outstanding shares of GearBubble to a subsidiary of the Company known as GearBubble Tech, Inc., a Wyoming corporation (the “Merger Sub”) in exchange for $3,162,000 (the “Cash Purchase Price”), which shall be paid as follows: a) $2,000,000 (which was paid in cash at Closing), b) $1,162,000 to be paid in 15 equal installments, and c) 49,000 of the 100,000 authorized shares of the Merger Sub, such that upon the Closing, 51% of the Merger Sub shall be owned by the Company, and 49% of the Merger Sub shall be owned by the GearBubble Shareholders. Accordingly, the Company owns 51% of GearBubble Tech.

Under the terms of the Merger Agreement, the GearBubble Shareholders also have an opportunity to earn shares of the Company’s common stock (“BRGO Incentive Common Shares”) if certain revenue and net income benchmarks are met by Merger Sub in the three years following the Closing of the Acquisition Agreement.

The Merger Agreement requires that following the Closing of the Merger Agreement, Donald Wilson, the President and CEO of GearBubble, and certain other key employees of Acquisition Sub shall receive employment agreements from Acquisition Sub with respect to their continued employment (the “Employment Agreements”) which will allow such key employees to participate in any employee stock ownership plan (“ESOP”) as offered to other Company’s subsidiary employees from time to time) to make certain that current personnel operating the business of GearBubble shall remain in place for all departments of the business of GearBubble post-closing of the Acquisition.

At the Closing, the Equity Recipients will grant the Company the right of first refusal (the “First Refusal Right”) to purchase the Transfer Shares for cash. The aggregate cash price for the Transfer Shares shall equal (i) the average of a minimum of two (2) and a maximum of three (3) independent valuations of Merger Sub, each as of the date when the Company notifies the Equity Recipients of its intent to exercise the First Refusal Right, and each of which shall be undertaken by an independent valuation firm (to be identified by the Company and mutually acceptable to the Equity Recipients), multiplied by (ii) 49%. If the First Refusal Right has not been exercised and the Equity Recipients have not otherwise had a liquidity event with respect to the Merger Sub prior to such date, each Equity Recipient will have a one-time put right (the “Put Right”) that, if elected by such Equity Recipient, would obligate the Company to buy the Transfer Shares held by such Equity Recipient for cash at a price per Transfer Share based upon the independent fair market valuation per share as determined by an independent valuation firm (chosen in the same manner as set forth in the prior sentence).

The consideration paid by the Company as follows:

Cash	$2,000,000
Promissory note	1,162,000
Fair value of total consideration transferred	$3,162,000

The net purchase price paid by the Company was allocated to assets acquired and liabilities assumed on the records of the Company as follows:

Current assets (including cash of $1,161,476)	$1,201,476
Equipment, net	4,412
Liabilities assumed	(458,628)
Total identifiable net assets	747,260
Non-controlling interest in GearBubble Tech	(366,157)
Goodwill	2,780,897
Total	$3,162,000

Acquisition related cost (legal and audit fees included in professional and consulting expenses during year 2021)	$47,100

Note 13 - Business Acquisitions

Aphrodite’s Marketing, Inc.

On February 10, 2021, the Company entered into an Acquisition Agreement with Digital Age Business, Inc., a Florida corporation, pursuant to which the shareholders of Digital Age Business agreed to sell all of the assets and liabilities of its Aphrodite’s business to a recently formed subsidiary of the Company known as Aphrodite’s Marketing, Inc. (“Acquisition Sub”), a Wyoming corporation in exchange for 3,000 newly created Series B Preferred Stock of the Company, which collectively, shall be convertible at Shareholders’ option, at any time, in whole or in part, into that number of shares of common stock of the Company which shall equal thirty percent (30%) of the total issued and outstanding common stock of the Company (as determined at the earlier of (i) the date of conversion of the Series B Preferred Stock; and (ii) eighteen (18) months following the Closing). In addition, the Company will provide an additional $5,000,000 in financing for Aphrodite’s Marketing.

As additional consideration for the purchase of the acquired assets, the Company has also agreed to transfer to the selling shareholders 49,000 of the 100,000 authorized shares of the Acquisition Sub, such that upon the closing date, 51% of the Acquisition Sub shall be owned by the Company, and 49% of the Acquisition Sub shall be owned by the selling shareholders.

Under the terms of the Acquisition Agreement, the Acquisition Sub is expected to meet the adjusted financial projections as set forth in the Acquisition Agreement, in order to earn additional 1,900 Series B Preferred shares, which if earned, shall entitle the selling shareholders to earn up to an additional 19% (the “Additional Shares”) of Series B Preferred Stock, which, including the 30% of Series B Preferred Stock issued at closing, shall together convert up to a maximum of 49% of the Company’s then-issued and outstanding shares of common stock, with the Additional Shares being subject to a two-year vesting period from the date of issuance, based upon additional revenues of Acquisition Sub, as set forth in the Acquisition Agreement.

In addition, the Acquisition Agreement requires that upon closing, Jonathan Foltz, the President and CEO of Digital Age Business, and certain other key employees of Acquisition Sub received employment agreements from Acquisition Sub with respect to their continued employment (the “Employment Agreements”) (which will allow such key employees to participate in any employee stock ownership plan (“ESOP”) as offered to the other Company’s subsidiary employees from time to time) to make certain that current personnel operating the business of Aphrodites.com shall remain in place for all departments of the business of Aphrodite’s Marketing post-closing of the acquisition.

As further consideration for the acquisition, under the Acquisition Agreement, the Company agreed to provide Acquisition Sub with certain financing, as follows (a) upon the signing of the Letter of Intent that preceded this Acquisition Agreement, the Company provided loans to Jonathan Foltz for the benefit of Aphrodites.com in the amounts of $50,000 on January 22, 2021, $35,000 on January 27, 2021, and $50,000 on February 5, 2021, which were used to pay some of the most pressing of Aphrodite’s Liabilities of as evidenced by the three promissory notes set forth (b) and upon the signing of this Acquisition Agreement, the Company or its investors will provide equity financing of $615,000 for the benefit of Acquisition Sub, (for which the Company shall enter into a certain Securities Purchase Agreement, Convertible Promissory Note, Warrant, Guaranty, Security Agreement and Registration Rights Agreement (together, the “BRGO Transaction Documents”), (the “Initial Financing”) which will be used to pay for (i) partial extinguishing the Assumed Liabilities set forth in the Acquisition Agreement and (ii) expenses in connection with the acquisition and the audit of Acquisition Sub;  (c) and following the closing of the acquisition, the Company will facilitate a second equity financing for the benefit of the Acquisition Sub in the amount of an additional $750,000, which shall take place following the effective date of the Company’s new S-1 Registration Statement (the “Second Financing”), and such funds shall be utilized, in part, to pay for (i) extinguishing the Assumed Liabilities, and (ii) the expenses incurred in connection with the acquisition and the audit of Acquisition Sub and (d) following the closing, the Company will raise an additional $3,500,000, the proceeds of which will be used for the Acquisition Sub, by the sale of shares of common stock of the Company, pursuant to an S-1 Registration Statement (the “Additional Financing”).

It is anticipated that the Additional Financing will be consummated in tranches over the twelve (12) months following the closing; provided that the first tranche of the Additional Financing will be at least $750,000, and will be provided to the Acquisition Sub within 60 days after the Company’s new S-1 Registration Statement is declared effective by the SEC. As noted on Schedule D and Schedule E to the Acquisition Agreement, the foregoing financing, (including the loans shown on Schedule H, the Initial Financing, the Second Financing and the Additional Financing) totals $5,000,000, and any financing provided to Acquisition Sub, which exceeds the $5,000,000 total detailed in this Section 2.2.1, shall be added to the Gross Revenue benchmarks set forth on Schedule D and Schedule E to the Acquisition Agreement.

Section 2.2.2 of the Acquisition Agreement further provides that, at the closing of the Acquisition, Southridge Capital (or its affiliates as directed by Southridge Capital) shall receive shares of the Company’s newly created Series C Preferred Stock. Each share of Series C Preferred Stock shall be convertible into 1% of the total issued and outstanding shares of the Company’s Common Stock as determined at the earlier of: (i) the date of conversion of the Series C Preferred Stock; and (ii) eighteen (18) months following the Closing.

On February 11, 2021, the Company, Digital Age Business, Acquisition Sub, and the selling shareholders entered into the First Amendment to the February 10, 2021 Acquisition Agreement (the “Amendment”) for the purpose of allocating the Series B Preferred Stock to the selling shareholders without fractional shares, which resulted in changing the Certificate of Designation for the Series B Preferred Stock to reflect a total of 4,900 authorized shares of Series B Preferred Stock, and for the purpose of reflecting a total of 3,000 shares of Series B Preferred Stock to be issued to the selling shareholders upon closing, (and the opportunity for the selling shareholders to earn up to an additional 1,900 shares of Series B Preferred Stock upon reaching certain gross revenue benchmarks).

The Company accounted for the acquisition utilizing the purchase method of accounting in accordance with ASC 805 “Business Combinations”. Accordingly, the Company applied push–down accounting and adjusted to fair value all of the assets acquired directly on the financial statements of the majority owned subsidiary, Aphrodite’s Marketing.

The Company accounted for the value under ASC 805-50-30-2 “Business Combinations” whereby if the consideration is not in the form of cash, the measurement is based on either the cost which shall be measured based on the fair value of the consideration given or the fair value of the assets (or net assets) acquired, whichever is more clearly evident and thus more reliably measurable. The consideration of 3,000 Series B Convertible Preferred Stock was convertible at 51,084,935 shares of common stock at the time of closing. Additionally, since the Series B Convertible Preferred Stock could increase in value over the 18-month exercise period and such terms does not contain an explicit limit in the number of common stock to be delivered upon conversion, the Company accounted for the embedded conversion option in the 3,000 Series B Convertible Preferred Stock issued under the Acquisition Agreement as derivative liabilities. The Company determined that there is a 20% probability of achieving the post-acquisition milestones to earn the Additional Shares.

The Company deemed that the fair value of the consideration given was $0.013 per share based on the quoted trading price on the date of the closing amounting to $664,105 which is more clearly evident and more reliable measurement basis. Additionally, the Company recorded $821,739 of fair value from the embedded conversion options in the 3,000 Series B Convertible Preferred Stock and 20% probability of achieving the Additional Shares as derivative liability (see Note 7).

The estimated fair values of assets acquired and liabilities assumed are provisional and are based on the information that was available as of the acquisition date to estimate the fair value of assets acquired and liabilities assumed. The Company believes that information provides a reasonable basis for estimating the fair values of assets acquired and liabilities assumed.

The consideration paid by the Company as follows:

Equity instrument (3,000 Series B Convertible Preferred Stock)	$664,105
Embedded conversion options in the 3,000 Series B Convertible Preferred Stock and 20% probability of achieving the Additional Shares	821,739
Fair value of total consideration transferred	$1,485,844

The net purchase price paid by the Company was allocated to assets acquired and liabilities assumed on the records of the Company as follows:

Current assets (including cash of $60,287)	$1,597,389
Liabilities assumed (including loans payable of $2,304,438 and note payable- long term of $150,000)	(3,737,682)
Total identifiable net liabilities	(2,140,293)
Non-controlling interest in Aphrodite’s Marketing	-
Intangible assets (relating to form of employment contracts and Aphrodite name with estimated three-year life) (1)	725,867
Goodwill	2,900,270
Total	$1,485,844
Acquisition related cost (legal and audit fees included in professional and consulting expenses for the year ended December 31, 2021)	$54,360

(1)	For the year ended December 31, 2021, amortization of intangible assets amounted to $214,592.

Additionally, on February 10, 2021, the Company recorded $110,640 of fair value from the embedded conversion options in the 5 Series C Convertible Preferred Stock issued to Southridge as commission fees related to the Acquisition Agreement (see Note 7). Accordingly, the Company recorded stock-based compensation of $110,640 during the year ended December 31, 2021.

GearBubble Tech, Inc.

Pursuant to the terms of the May 6, 2021 Binding Letter of Intent, on July 1, 2021 (“Closing”), the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with GearBubble, Inc., a Nevada corporation, (“GearBubble”), pursuant to which the shareholders of GearBubble (the “Equity Recipients”) agreed to sell 100% of the issued and outstanding shares of GearBubble to a recently formed subsidiary of the Company known as GearBubble Tech, Inc., a Wyoming corporation (the “Merger Sub”) in exchange for $3,162,000 (the “Cash Purchase Price”), which shall be paid as follows: a) $2,000,000 (which was paid in cash at Closing), b) $1,162,000 to be paid in 15 equal installments, and c) 49,000 of the 100,000 authorized shares of the Merger Sub, such that upon the Closing, 51% of the Merger Sub shall be owned by the Company, and 49% of the Merger Sub shall be owned by the GearBubble Shareholders. Accordingly, the Company owns 51% of GearBubble Tech.

Under the terms of the Merger Agreement, the GearBubble Shareholders also have an opportunity to earn shares of the Company’s common stock (“BRGO Incentive Common Shares”) if certain revenue and net income benchmarks are met by Merger Sub in the three years following the Closing of the Acquisition Agreement.

The Merger Agreement requires that following the Closing of the Merger Agreement, Donald Wilson, the President and CEO of GearBubble, and certain other key employees of Acquisition Sub shall receive employment agreements from Acquisition Sub with respect to their continued employment (the “Employment Agreements”) which will allow such key employees to participate in any employee stock ownership plan (“ESOP”) as offered to other Company’s subsidiary employees from time to time) to make certain that current personnel operating the business of GearBubble shall remain in place for all departments of the business of GearBubble post-Closing of the Acquisition.

At the Closing, the Equity Recipients will grant the Company the right of first refusal (the “First Refusal Right”) to purchase the Transfer Shares for cash. The aggregate cash price for the Transfer Shares shall equal (i) the average of a minimum of two (2) and a maximum of three (3) independent valuations of Merger Sub, each as of the date when the Company notifies the Equity Recipients of its intent to exercise the First Refusal Right, and each of which shall be undertaken by an independent valuation firm (to be identified by the Company and mutually acceptable to the Equity Recipients), multiplied by (ii) 49%. If the First Refusal Right has not been exercised and the Equity Recipients have not otherwise had a liquidity event with respect to the Merger Sub prior to such date, each Equity Recipient will have a one-time put right (the “Put Right”) that, if elected by such Equity Recipient, would obligate the Company to buy the Transfer Shares held by such Equity Recipient for cash at a price per Transfer Share based upon the independent fair market valuation per share as determined by an independent valuation firm (chosen in the same manner as set forth in the prior sentence).

The consideration paid by the Company as follows:

Cash	$2,000,000
Promissory note	1,162,000
Fair value of total consideration transferred	$3,162,000

The net purchase price paid by the Company was allocated to assets acquired and liabilities assumed on the records of the Company as follows:

Current assets (including cash of $1,161,476)	$1,201,476
Equipment, net	4,412
Liabilities assumed	(458,628)
Total identifiable net assets	747,260
Non-controlling interest in GearBubble Tech	(366,157)
Goodwill	2,780,897
Total	$3,162,000

Acquisition related cost (legal and audit fees included in professional and consulting expenses for the year ended December 31, 2021)	$47,100